Other operating income - Rolls-Royce settlement (Details) £ in Thousands, shares in Millions, $ in Millions		6 Months Ended
	May 22, 2024 USD ($)	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2024 USD ($) shares	May 22, 2024 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repurchase of ordinary shares | £		£ 803
Treasury share reserve | £		£ 803		£ 803
Design contract with-Rolls Royce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received from contract termination | $	$ 34
Repurchase of ordinary shares | $			$ 1
Number of treasury shares acquired | shares		1.4	1.4